Summary of significant accounting policies (Details Narrative)	1 Months Ended			6 Months Ended
	Apr. 30, 2019	May 31, 2018	Apr. 30, 2018	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)
Distribute percentage of earnings after eliminating Variable interest entity accumulated losses				95.00%
Percentage of Variable interest entity after tax net income gain loss				10.00%
Percentage of service fee is subject value added sales tax				6.00%
Percentage of service fee is subject value added other taxe				12.00%
Percentage of service fee is subject value added tax				6.00%
Subject to corporate income tax maximum percentage of net income loss				25.00%
Contract liabilities, current				$ 479,490		$ 637,165
Cash maintained with People's Republic of China				$ 69,332,191		$ 76,308,051
Exchange rates (per RMB1)				0.1456		0.1406
Average exchange rates				0.1434	0.1573
Applicable VAT rate			17
Represents the tax rate depending on the type of goods involved.	13	16
Investment Interest Rate						2.05%
Short-term deposit						$ 35,144,444
Shipping and handling
Shipping and handling expenses				$ 37,053	$ 105,918
Amortization expenses
Amortization expenses				$ 6,885	$ 17,965
Minimum [Member]
Ownership interest				20.00%
Maximum [Mmber]
Ownership interest				50.00%